Property, equipment and software, net - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses of property, equipment and software	$ 500	¥ 3,483	¥ 1,060	¥ 965
Estimated amortization expenses for 2020		5,500
Estimated amortization expenses for 2021		5,300
Estimated amortization expenses for 2022		4,500
Estimated amortization expenses for 2023		3,400
Estimated amortization expenses for 2024		1,000
Leasehold improvement
Property, Plant and Equipment [Line Items]
Amortization expenses		¥ 300	¥ 0	¥ 0